Brighthouse Asset Allocation 100 Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Dow Jones Aggressive Portfolio Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.09%	10.07%	11.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.41%	8.91%	10.97%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	17.06%	8.63%	10.70%